RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2019
Research And Development Expenses
NOTE 22 - RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses, excluding stock-based compensation and depreciation expenses, allocated to our major research and development programs are as follows:

In Thousands of US Dollars
	For the Year Ended December 31,
Research and Development Program	2019	2018	2017
Research and Development Program	$4	$2	$1
Alzheimer’s Disease: Therapeutics	4	-	2
Anti-Infectives	4	4	4
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics	5,932	4,917	5,268
Tobacco Exposure Tests: NicAlert™ and TobacAlert™	18	2	9
Total	$5,962	$4,925	$5,284